Partners' Capital (Narrative) (Detail)																																	1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	May 15, 2017	May 08, 2017	Apr. 20, 2017 USD ($) $ / shares shares	Feb. 14, 2017 USD ($) $ / shares shares	Feb. 07, 2017	Nov. 14, 2016 USD ($)	Nov. 07, 2016	Aug. 12, 2016 USD ($)	Aug. 05, 2016	May 13, 2016 USD ($)	May 06, 2016	Feb. 12, 2016 USD ($)	Feb. 05, 2016	Nov. 13, 2015 USD ($)	Nov. 06, 2015	Aug. 14, 2015 USD ($)	Aug. 10, 2015 USD ($)	Aug. 07, 2015	May 15, 2015 USD ($)	May 08, 2015	Feb. 13, 2015 USD ($)	Feb. 06, 2015	Jan. 30, 2015 shares	Nov. 14, 2014 USD ($)	Nov. 07, 2014	Aug. 14, 2014 USD ($)	Aug. 07, 2014	Jun. 17, 2014 USD ($) $ / shares	May 15, 2014 USD ($)	May 08, 2014	Feb. 14, 2014 USD ($)	Feb. 07, 2014	Apr. 30, 2017 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2014 USD ($) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 15, 2016 shares
Distribution Made to Limited Partner [Line Items]
Conversion ratio																																						2.75
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units																																							$ 0	$ 58,800,000	$ 430,500,000
Preferred units, issued | shares																																				68,072,226			66,533,415	60,718,245
Preferred Units, Outstanding | shares																																				68,072,226			66,533,415	60,718,245
Maximum Period For Distribution Of Available Cash																																							45 days
Distribution Made to Limited Partner, Distribution Date				Feb. 14, 2017		Nov. 14, 2016		Aug. 12, 2016		May 13, 2016		Feb. 12, 2016		Nov. 13, 2015		Aug. 14, 2015			May 15, 2015		Feb. 13, 2015			Nov. 14, 2014		Aug. 14, 2014			May 15, 2014		Feb. 14, 2014
Distribution Made to Limited Partner, Date of Record					Feb. 07, 2017		Nov. 07, 2016		Aug. 05, 2016		May 06, 2016		Feb. 05, 2016		Nov. 06, 2015			Aug. 07, 2015		May 08, 2015		Feb. 06, 2015			Nov. 07, 2014		Aug. 07, 2014			May 08, 2014		Feb. 07, 2014
Distribution made to limited partners | shares				1,538,811																																			5,815,170	1,372,573
Dividends, Paid-in-kind				$ 14,000,000																																$ 14,000,000	$ 12,800,000		$ 53,000,000	$ 12,500,000
Common Units Available for Issuance | shares																																										7,290,552
Distribution Made to Limited Partner, Cash Distributions Paid				$ 41,800,000		$ 41,400,000		$ 41,400,000		$ 41,400,000		$ 95,600,000		$ 94,300,000		$ 25,700,000			$ 25,700,000		$ 25,800,000			$ 25,600,000		$ 25,600,000			$ 25,700,000		$ 25,600,000								219,800,000	171,500,000	102,500,000
Dividends received from CMLP																																							227,600,000	31,400,000	72,400,000
Investment in unconsolidated affiliates in period																																				100,000	5,500,000		12,400,000	42,000,000	108,600,000
Issuance of preferred equity of subsidiary																																									53,900,000
Distributions paid to non-controlling partners																																				$ 3,800,000	$ 3,800,000		$ 15,200,000	$ 234,200,000	296,500,000
Limited partners' units, issued | shares																																				70,142,803			69,499,741	68,555,305
Preferred Stock Dividends, Shares | shares																																				1,538,811	1,404,317
Net income attributable to non-controlling partners in subsidiaries																																				$ 6,100,000	$ 5,900,000		$ 24,200,000	$ (636,800,000)	$ (66,800,000)
Subsequent Event
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distribution Date	May 15, 2017
Distribution Made to Limited Partner, Date of Record		May 08, 2017
Dividends, Paid-in-kind			$ 14,400,000
Preferred Stock Dividends, Shares | shares			1,574,404
Tres Palacios Holdings LLC
Distribution Made to Limited Partner [Line Items]
Investment in unconsolidated affiliates in period																																			$ 132,800,000	$ 0	5,500,000
Equity method ownership percentage																																				50.01%			50.01%
Jackalope Gas Gathering Services, LLC
Distribution Made to Limited Partner [Line Items]
Investment in unconsolidated affiliates in period																																				$ 100,000	0
Equity method ownership percentage																																				50.00%			50.00%
Preferred Partner [Member]
Distribution Made to Limited Partner [Line Items]
Partners' Capital, Distribution Amount Per Share | $ / shares																																							$ 0.2567
Partners' Capital, Contingent Distribution Amount Per Share | $ / shares																																							$ 0.2111
Partner's Capital, Unpaid Distribution, Accrual Percentage																																							2.8125%
Limited Partners | Subordinated Unit
Distribution Made to Limited Partner [Line Items]
Limited partners' units, issued | shares																																			438,789				438,789		438,789
Partners' Capital Account, Units, Cash Distribution Threshold, Quarterly Distribution | $ / shares																																							$ 1.30
Partners' Capital Account, Units, Conversion Threshold, Cumulative Distribution | $ / shares																																							5.20
Cash Distribution
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Distribution Date				Feb. 14, 2017
Distribution declared per limited partner unit | $ / shares				$ 0.600
Distribution Made to Limited Partner, Date of Record					Feb. 07, 2017
Distributions paid to non-controlling partners																																								222,900,000	$ 296,500,000
Cash Distribution | Subsequent Event
Distribution Made to Limited Partner [Line Items]
Distribution declared per limited partner unit | $ / shares			$ 0.60
Preferred Units, Class A
Distribution Made to Limited Partner [Line Items]
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units																	$ 58,800,000																								430,500,000
Contribution from issuance of units																																									$ 17,529,879
"Partners' Capital Account, Private Placement of Units, Price Per Unit | $ / shares																												$ 25.10											$ 9.13		$ 25.10
Proceeds from Issuance of Preferred Limited Partners Units, Gross																	$ 60,000,000																								$ 440,000,000
Preferred Units, Class A | Maximum | Class A Purchasers
Distribution Made to Limited Partner [Line Items]
Contribution from issuance of units																												$ 500,000,000
Preferred Units | Jackalope Gas Gathering Services, LLC
Distribution Made to Limited Partner [Line Items]
Distribution made to limited partners | shares																							3,680,570																11,419,241
Crestwood Niobrara LLC
Distribution Made to Limited Partner [Line Items]
Issuance of preferred equity of subsidiary																																									150,000,000
Distributions paid to non-controlling partners																																				$ 3,800,000
Net income attributable to non-controlling partners in subsidiaries																																				6,100,000	5,900,000		$ 24,200,000	23,100,000	16,800,000
Crestwood Niobrara LLC | Subsequent Event
Distribution Made to Limited Partner [Line Items]
Distributions paid to non-controlling partners																																	$ 3,800,000
Crestwood Niobrara LLC | Tres Palacios Holdings LLC
Distribution Made to Limited Partner [Line Items]
Investment in unconsolidated affiliates in period																																							11,000,000	5,700,000
Crestwood Niobrara LLC | Jackalope Gas Gathering Services, LLC
Distribution Made to Limited Partner [Line Items]
Investment in unconsolidated affiliates in period																																							1,400,000	25,400,000	105,200,000
Crestwood Niobrara LLC | Cash Distribution
Distribution Made to Limited Partner [Line Items]
Distributions paid to non-controlling partners																																		$ 3,800,000					$ 15,200,000	$ 11,300,000
Crestwood Equity Partners LP
Distribution Made to Limited Partner [Line Items]
Preferred units, issued | shares																																								59,345,672
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest																																							99.90%
Distribution Made to Limited Partner, Cash Distributions Paid																																						$ 378,300,000
Crestwood Midstream Partners LP
Distribution Made to Limited Partner [Line Items]
Net proceeds from the issuance of Crestwood Midstream Partners LP Class A preferred units																																							$ 0	$ 58,800,000	430,500,000
Preferred Units, Outstanding | shares																																						21,580,244
Maximum Period For Distribution Of Available Cash																																							45 days
Distribution Made to Limited Partner, Distribution Date																Aug. 14, 2015			May 15, 2015		Feb. 13, 2015			Nov. 14, 2014		Aug. 14, 2014			May 15, 2014		Feb. 14, 2014
Distribution Made to Limited Partner, Date of Record																		Aug. 07, 2015		May 08, 2015		Feb. 06, 2015			Nov. 07, 2014		Aug. 07, 2014			May 08, 2014		Feb. 07, 2014
Distribution made to limited partners | shares																																							1,271,935	387,991
Dividends, Paid-in-kind																																							$ 31,900,000	$ 9,700,000
Distribution Made to General Partner, Cash Distributions Paid																																				43,100,000	97,200,000		31,400,000	41,800,000
Distribution Made to Limited Partner, Cash Distributions Paid																$ 74,300,000			$ 74,300,000		$ 74,300,000			$ 74,100,000		$ 74,100,000			$ 74,200,000		$ 74,100,000									222,900,000	296,500,000
Dividends received from CMLP																																							227,600,000	175,600,000	101,600,000
Investment in unconsolidated affiliates in period																																				100,000	5,500,000		12,400,000	41,800,000	144,400,000
Issuance of preferred equity of subsidiary																																									53,900,000
Net income attributable to non-controlling partners in subsidiaries																																				$ 6,100,000	$ 5,900,000		$ 24,200,000	23,100,000	16,800,000
Crestwood Midstream Partners LP | Tres Palacios Holdings LLC
Distribution Made to Limited Partner [Line Items]
Distribution Made to General Partner, Cash Distributions Paid																																								30,600,000
Investment in unconsolidated affiliates in period																																			$ 66,400,000
Equity method ownership percentage																																							50.01%
Crestwood Midstream Partners LP | Preferred Partner [Member]
Distribution Made to Limited Partner [Line Items]
"Partners' Capital Account, Private Placement of Units, Price Per Unit | $ / shares																																							$ 25.10
Partners' Capital, Distribution Amount Per Share | $ / shares																																							$ 0.5804
Crestwood Midstream Partners LP | Limited Partners
Distribution Made to Limited Partner [Line Items]
Net income attributable to non-controlling partners in subsidiaries																																							$ 0	$ (683,000,000)	$ (100,800,000)
Crestwood Gas Services GP, LLC [Member]
Distribution Made to Limited Partner [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest																																							0.10%